Description of Organization, Business Operations, Liquidity and Going Concern (Details)					9 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 15, 2023 USD ($) $ / shares shares	Jan. 18, 2022 USD ($) $ / shares shares	Dec. 17, 2021 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Aug. 16, 2022	Dec. 31, 2021 $ / shares	Jul. 31, 2021 shares
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Exempted date					Feb. 03, 2021
Number of units sold (in Shares) | shares					6,500,000
Gross proceeds from sale of units | $					$ 3,000,000	$ 3,000,000
Aggregate amount | $							$ 25,250,000
Restricted Investments Term				185 days	185 days
Deferred underwriting fees | $							(6,557,250)
Number of business combination					1
Fair value of assets trust account					80.00%
Per share amount to be maintained in the trust account (in Dollars per share)					$ 10.1	$ 10.1
Net tangible assets | $					$ 5,000,001	$ 5,000,001
Percentage of public shares					15.00%	15.00%
Initial business combination public shares					100.00%	100.00%
Period to complete Business Combination					18 months	18 years
Ten business days					10 days	10 days
Interest to pay | $					$ 100,000	$ 100,000
Cash redemption price (in Dollars per share)										$ 10.1
Conversion of stock, description		one-for-one			-for-one
Public price per share (in Dollars per share)					$ 10.1
Aggregate shares issued to equity holders (in Shares) | shares					65,098,476
Cash | $					$ 9,520	148,349	$ 461,914
Working capital | $					$ 4,208,803	$ 3,021,925
Share price (in Dollars per share)						$ 10.1
Excise tax rate									1.00%
Percentage of amount of excise tax									1.00%
Private Placement Warrants [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Number of units sold (in Shares) | shares				8,600,000	8,600,000
Purchase price, per unit (in Dollars per share)				$ 1	$ 1	$ 1
Gross proceeds from sale of units | $				$ 8,600,000	$ 8,600,000
Minimum [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Fair value of assets trust account						80.00%
Post-transaction ownership percentage					50.00%	50.00%
Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Number of units sold (in Shares) | shares					5,600,000	5,600,000
Gross proceeds from sale of units | $						$ 6,500,000
Class A Ordinary Shares [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Shares issued price per share (in Dollars per share)					$ 14
Cash redemption price (in Dollars per share)		$ 10.46
Stock redeemed (in Shares) | shares	20,253,090	20,253,090
Redemption price (in Dollars per share)	$ 10.4
Redemption amount | $	$ 211,918,105	$ 211,918,105
Financial instruments subject to mandatory redemption, settlement terms, number of shares (in Shares) | shares								1,031,997
Share redemption price per share (in Dollars per share)								$ 10.92
Aggregate redemption amount | $								$ 11,300,000
Common stock outstanding (in Shares) | shares					3,375,000	3,375,000
Ordinary share par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Share price (in Dollars per share)					18
Conversion of stock issued (in Shares) | shares		3,375,000
Class A Ordinary Shares [Member] | Sponsor [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Financial instruments subject to mandatory redemption, settlement terms, number of shares (in Shares) | shares		3,375,000
Class A Ordinary Shares [Member] | Sponsor [Member] | Conversion of Common Stock Class B to Class A [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Conversion of stock shares converted to non public shares (in Shares) | shares	3,375,000	3,375,000
Ordinary share par value (in Dollars per share)		$ 0.0001
Conversion of stock issued (in Shares) | shares		3,375,000
Class A Ordinary Shares [Member] | Swiftmerge HoldCo LLC [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Ordinary share par value (in Dollars per share)					0.0001
Class A Ordinary Shares [Member] | Surviving PubCo [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Ordinary share par value (in Dollars per share)					$ 0.0001
Class B Ordinary Shares [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Common stock outstanding (in Shares) | shares			5,625,000		2,250,000	2,250,000	5,625,000				5,750,000
Ordinary share par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | Surviving PubCo [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Ordinary share par value (in Dollars per share)					$ 0.0001
Class B Ordinary Shares [Member] | Sponsor [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Common stock outstanding (in Shares) | shares		5,621,910	5,625,000		4,589,913	5,750,000
Class B Ordinary Shares [Member] | Sponsor [Member] | Conversion of Common Stock Class B to Class A [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Conversion of stock (in Shares) | shares	3,375,000	3,375,000			3,375,000	3,375,000
Conversion of stock shares converted to non public shares (in Shares) | shares		3,375,000
Ordinary share par value (in Dollars per share)		$ 0.0001
Class B Ordinary Shares [Member] | Swiftmerge HoldCo LLC [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Ordinary share par value (in Dollars per share)					$ 0.0001
Class C Ordinary Shares [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Ordinary share par value (in Dollars per share)					$ 0.0001
IPO [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Common stock issued (in Shares) | shares				20,000,000
Shares issued price per share (in Dollars per share)				$ 10
Total gross proceeds | $			$ 25,000,000	$ 200,000,000
Additional units (in Shares) | shares			2,500,000
Offering price per unit (in Dollars per share)			$ 10
Aggregate amount | $				227,250,000	$ 227,250,000
Transaction costs | $				26,958,716	26,958,716
Cash underwriting fees | $				4,500,000	4,500,000
Deferred underwriting fees | $				7,875,000	7,875,000
Excess fair value amount | $				13,605,750	13,605,750
Other offering costs | $				977,966	$ 977,966
Period to complete Business Combination					18 months
IPO [Member] | Private Placement Warrants [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Number of units sold (in Shares) | shares					8,600,000
Private Placement [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Aggregate amount | $						$ 6,000,000
Private Placement [Member] | Private Placement Warrants [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Gross proceeds from sale of units | $			$ 750,000		$ 750,000	$ 750,000
Sold of additional shares (in Shares) | shares			750,000		750,000	750,000
Public Shareholders [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Per share amount to be maintained in the trust account (in Dollars per share)					$ 10.1
Public shares [Member]
Description of Organization, Business Operations, Liquidity And Going Concern [Line Items]
Total gross proceeds | $				$ 200,000,000
Offering price per unit (in Dollars per share)				$ 10